Discontinued Operations - Summarized operating results of the Discontinued Operations (Details) - Discontinued Operations, Held-for-sale or Disposed of by Sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 992,113	$ 942,329	$ 891,885
Depreciation and amortization	60,409	65,073	72,941
Share-based compensation expense	2,944	2,957	3,178
Other direct costs	780,490	758,617	737,881
Loss on impairment of assets	33,476	23,465	0
Operating income	114,794	92,217	77,885
Other non-operating expense	(17,373)	(28,210)	(47,164)
Pretax income of discontinued operations	97,421	64,007	30,721
Income tax expense	(24,495)	(30,561)	(22,367)
Income from discontinued operations, net of tax	72,926	33,446	8,354
Operating cash flows of discontinued operations	120,026	105,858	88,241
Investing cash flows of discontinued operations	(81,484)	(47,935)	(70,508)
Financing cash flows of discontinued operations	$ (78,014)	$ (35,127)	$ 97,605